Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Company has adopted a pre-approved plan document that has received an opinion letter from the Internal Revenue Service dated June 30, 2020, stating that the form of the pre-approved plan document was in compliance with the applicable requirements of the Internal Revenue Code (“IRC”). Although the Plan has been amended since adopting the pre-approved plan document, the Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt.